PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 3,386	$ 3,265
Less accumulated depreciation	2,772	2,682
Premises and equipment, total	614	583
Depreciation	90	84	100
Land and Land Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	2,142	2,064
Furniture, Fixtures, and Equipment [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 998	$ 955